Contents of Significant Accounts - Aggregate Amount of the Company's Share of its Individually Immaterial Associates (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 TWD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 TWD ($)	Dec. 31, 2021 TWD ($)
Disclosure of associates [line items]
Profit from continuing operations	$ 4,307,614	$ 140,680	$ 1,626,103	$ 5,193,495
Aggregated individually immaterial associates [member]
Disclosure of associates [line items]
Profit from continuing operations	4,307,614		1,626,103	5,193,495
Other comprehensive income (loss)	1,540,436		(1,706,960)	2,965,202
Total comprehensive income (loss)	$ 5,848,050		$ (80,857)	$ 8,158,697